Wellington Shields All-Cap Fund
		Schedule of Investments
		August 31, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
5,000	Curtiss-Wright Corporation			$ 1,039,950
2,000	Lockheed Martin Corporation			896,700
				1,936,650	3.90%

Beverages
7,000	The Coca-Cola Company			418,810
1,700	Constellation Brands, Inc. - Class A			442,952
				861,762	1.74%

Capital Markets
1,900	Blackrock Inc.			1,331,026
6,400	Blackstone, Inc.			680,768
				2,011,794	4.06%

Chemicals
5,000	Linde PLC (United Kingdom)			1,935,200
1,900	The Sherwin-Williams Company			516,268
				2,451,468	4.94%

Commercial Services & Supplies
1,100	Cintas Corporation			554,587	1.12%

Construction & Engineering
20,000	Granite Construction Incorporated			825,800
4,850	Quanta Services, Inc.			1,017,870
				1,843,670	3.72%

Crude Petroleum & Natural Gas
10,000	Diamondback Energy, Inc.			1,517,800
4,800	Pioneer Natural Resources Company			1,142,064
				2,659,864	5.36%

Electric Utilities
11,000	Constellation Energy Corp.			1,145,760	2.31%

Electrical Equipment
4,000	Emerson Electric Co.			393,000	0.79%

Electronic Computers
9,000	Apple Inc.			1,690,830	3.41%

Fabricated Plate Work (Boiler Shops)
11,000	Chart Industries, Inc. *			1,986,380	4.00%

Farm Machinery & Equipment
2,400	Deere & Co.			986,256	1.99%

Food & Staples Retailing
7,400	Walmart Inc.			1,203,314	2.43%

Health Care Equipment & Supplies
11,400	Edwards Lifesciences Corporation *			871,758	1.76%

Health Care Providers & Services
2,400	McKesson Corporation			989,568	2.00%

Hotels, Restaurants & Leisure
3,300	McDonald's Corporation			927,795	1.87%

Industrial Conglomerates
6,500	Honeywell International Inc.			1,221,610	2.46%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A *			1,634,040
11,000	Amazon.com, Inc. *			1,518,110
				3,152,150	6.35%

IT Services
4,250	Accenture PLC - Class A (United Kingdom)			1,376,022	2.77%

Life Sciences Tools & Services
1,500	Thermo Fisher Scientific Inc.			835,650	1.68%

Pharmaceuticals
35,000	Bayer Aktiengesellschaft - ADR			479,850	0.97%

Real Estate Management & Development
5,500	CoStar Group, Inc. *			450,945	0.91%

Textiles, Apparel & Luxury Goods
5,600	Crocs, Inc. *			545,104	1.10%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.			1,060,800
90,000	Southwestern Energy Company *			610,200
				1,671,000	3.37%

Semiconductors & Semiconductor Equipment
5,000	Applied Materials, Inc.			763,800
1,000	ASML Holding N.V. - ADR			660,530
2,250	NVIDIA Corporation			1,110,488
				2,534,818	5.11%

Software
5,500	Microsoft Corporation			1,802,680
5,000	Palo Alto Networks, Inc. *			1,216,500
1,000	Roper Technologies Inc.			499,060
				3,518,240	7.09%

Trading Companies & Distributors
1,400	W.W. Grainger, Inc.			999,796	2.02%

Transportation Services
22,000	GXO Logistics, Inc. *			1,407,340	2.84%

Total for Common Stocks (Cost $31,286,018)				40,706,981	82.07%

EXCHANGE TRADED FUNDS
Equity Funds
31,525	Global X US Infrastructure Development ETF			1,017,312
4,300	Invesco S&P 500® Equal Weight ETF			644,656
2,200	iShares® Expanded Tech-Software Sector ETF			792,066
4,000	SPDR® S&P® Oil & Gas Exploration & Production ETF			594,720
4,500	The Health Care Select Sector SPDR® Fund ETF			599,445
55,000	VanEck Gold Miners ETF			1,609,300
4,600	VanEck Semiconductors ETF			718,612

Total for Exchange Traded Funds (Cost $5,609,586)				5,976,111	12.05%

MONEY MARKET FUNDS
2,933,466	First American Treasury Obligations Fund - Class X 5.26% **			2,933,466	5.91%
	(Cost - $2,933,466)

	Total Investments			49,616,558	100.03%
	(Cost - $39,829,070)

	Liabilities in Excess of Other Assets			(14,986)	-0.03%

	Net Assets			$ 49,601,572	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at August 31, 2023.
ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2023, was $39,829,070. At August 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation		$ 10,309,854
		Unrealized Depreciation		(522,366)
		Unrealized Appreciation		$ 9,787,488

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs and ETFs). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid (or ask in the event of a short sale of an equity security), it is generally categorized as a level 2 security. When market quotations are not readily available or when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures.

Money market funds. Shares of money market funds are valued at net asset value provided by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good fair value guidelines, the Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the price at which the security could reasonably be sold in a current market transaction. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2023:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 40,706,981	$ -	$ -	$ 40,706,981
Exchange Traded Funds		5,976,111	-	-	5,976,111
Money Market Funds		2,933,466	-	-	2,933,466
Total		$ 49,616,558	$ -	$ -	$ 49,616,558

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended August 31, 2023.